Segment Information (Details) - Schedule of Segment Information - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Net revenues:
Cheers APPs Internet Business		$ 61,608	$ 60,672
Traditional Media Business		5,827	9,261
Total consolidated net revenues		67,435	69,933
Operating income:
Cheers APPs Internet Business		7,959	9,116
Traditional Media Business		753	1,391
Total segment operating income		8,712	10,507
Unallocated item	[1]		(2)
Total consolidated operating income		$ 8,712	$ 10,505

[1]	The unallocated item for the six months ended June 30, 2022 presents the share-based compensation for employees, which is not allocated to segments.